Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Diamond Hill Small Cap Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	11.84%	13.22%	23.22%	(14.77%)	32.83%	(0.28%)	21.75%	(14.88%)	10.95%	14.15%
Diamond Hill Small-Mid Cap Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	8.63%	8.11%	11.47%	(13.62%)	31.14%	1.31%	27.74%	(12.56%)	8.63%	18.18%
Diamond Hill Mid Cap Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	13.37%	10.83%	9.44%	(13.39%)	31.29%	(1.76%)	25.82%	(10.31%)	10.47%	18.56%
Diamond Hill Large Cap Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	5.65%	12.11%	13.66%	(13.38%)	25.75%	8.97%	32.18%	(9.63%)	20.30%	14.63%
Diamond Hill Select Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	13.58%	13.13%	30.56%	(17.20%)	33.39%	14.57%	30.77%	(12.02%)	20.33%	9.62%
Diamond Hill Long-Short Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	19.10%	10.26%	12.40%	(8.45%)	19.40%	(0.27%)	23.11%	(7.04%)	5.99%	10.55%
Diamond Hill International Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	28.27%	3.92%	18.12%	(13.51%)	12.74%	6.74%	23.56%	(10.71%)	30.76%
Diamond Hill Short Duration Securitized Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	6.60%	9.33%	8.91%	(3.38%)	2.74%	3.08%	4.85%	3.18%	4.33%
Diamond Hill Core Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.16%	3.40%	6.62%	(11.84%)	(0.99%)	7.94%	7.93%	1.59%	4.17%
Diamond Hill Core Plus Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	8.03%
Diamond Hill Large Cap Concentrated ETF | Diamond Hill Large Cap Concentrated ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	8.97%	14.34%	17.32%	(12.62%)